Summary of Significant Accounting Principles (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Summary of Significant Accounting Principles [Line Items]
CODM description			This determination is based upon the financial information reviewed by our Chief Operating Decision Maker (“CODM”). Our CODM is our management committee, which is comprised of the Company’s Chief Executive Officer, President and Chief Financial Officer who collectively assess the performance of the Company and allocate resources across the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer
Promotional payments of revenue (in Dollars)	$ 131,493,350	$ 89,895,888	$ 248,862,185	$ 178,831,608
Customer Concentration Risk [Member] | UNITED STATES | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			91.00%		90.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			17.70%	29.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			78.10%		85.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			16.30%	19.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			10.10%
Customer Concentration Risk [Member] | Customers Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			11.30%	14.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Principles [Line Items]
Concentration risk, percentage			10.60%
Promotional Payments [Member]
Summary of Significant Accounting Principles [Line Items]
Promotional payments of revenue (in Dollars)	$ 5,087,904	$ 734,916
Promotional payments reduction in revenue (in Dollars)			$ 7,912,560	$ 1,812,200